Class I Shares | Pro-Blend(R) Moderate Term Series
Pro-Blend® Moderate Term Series Summary Section
Investment Goal
The Series’ investment objective is to provide equal emphasis on long-term growth of capital and preservation of capital.
Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold Class I shares of the Series.
PRO-BLEND MODERATE TERM SERIES – CLASS I Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Class I Shares Pro-Blend(R) Moderate Term Series CLASS I
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Class I Shares Pro-Blend(R) Moderate Term Series CLASS I
Management Fees		0.75%
Distribution and Service (12b-1) Fees		none
Other Expenses		0.06%
Acquired Fund Fees and Expenses (AFFE)		0.01%
Total Annual Fund Operating Expenses	[1]	0.82%
[1]	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.

Example
The Example below is intended to help you compare the cost of investing in the Class I Shares of the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Class I Shares of the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Class I shares of the Series remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
Class I Shares Pro-Blend(R) Moderate Term Series CLASS I	84	262	455	1,014

Portfolio Turnover
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 52% of the average value of its portfolio.
Principal Investment Strategies
The Advisor seeks to balance conflicting goals of growth of capital and preservation of capital in order to generate a more stable rate of return for this portfolio relative to an investment in the general stock market.

The Series invests primarily in common stocks and intermediate to long-term fixed income securities. The Series may invest in U.S. and foreign stocks, including those in emerging markets, American Depository Receipts (ADRs), and derivative instruments (as described below). The Series may invest in stocks of small-, large-, or mid-size companies. The Advisor typically focuses on fixed income securities with maturities of 5 to 10 years but may invest in securities of any maturity. With respect to its fixed income investments, the Series invests primarily in investment grade securities. There are no prescribed limits on the sector allocations of the Series’ investments and, from time to time, the Series may focus its investments in one or more sectors.

When the Advisor wishes to purchase or sell a security at a specified price, it may seek to generate additional gains for the Series by writing (selling) options on the underlying security.

In addition, the Series may allocate a portion of its assets to a quantitative managed futures strategy that seeks to enhance the Series’ returns, hedge interest rate risk, and reduce the volatility of the Series. Pursuant to this strategy, which is designed to have a low correlation to the broad stock and bond markets, the Series may buy and sell various fixed income, equity, currency and commodity futures contracts.

The word “Term” in the Series’ name describes the investment horizon of those investors who may want to consider investing in the Series and does not reflect the Series’ maturity restrictions with respect to its investments in fixed income securities.
Principal Risks of Investing in the Series
Management risk — The value of your investment may decline if the Advisor’s judgments about the attractiveness, relative value and potential appreciation of a particular security or strategy prove to be incorrect.

Market risk — Because the Series invests in both stocks and bonds, the value of your investment will fluctuate in response to stock market movements and changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
  U.S. and/or foreign stock or bond markets decline.
  An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series’ portfolio holdings.
  The issuer of a bond owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded.
  Interest rates rise, credit spreads widen, and/or repayment spreads widen. These events alone or in combination can cause bond prices to fall and reduce the value of the Series’ portfolio. Longer-term bonds will experience greater fluctuations than shorter-term bonds given their greater sensitivity to interest rate changes.
  Market volatility and/or prepayment spreads change to such a degree that prepayment uncertainty/risks are reassessed; the greater the uncertainty/risk, the wider the requisite prepayment spread.
  Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity or increase volatility in the fixed income markets. In response to these events, the Series’ value may fluctuate and/or the Series may experience increased redemptions from shareholders, which may impact the Series’ liquidity or force the Series to sell securities into a declining or illiquid market.
Foreign securities risk — Because the Series may invest in securities of foreign issuers, the Series is subject to additional risks. These include risks of adverse changes in foreign economic, political, regulatory and other conditions. The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. stocks. In addition, investments in emerging market countries may be more volatile than investments in more developed countries. The Series’ investments may be denominated in the currencies of the countries in which they are located; therefore, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

Small- and mid-cap risk — The Series may also have special risks due to its investments in stocks of small- and mid-size companies. These risks include the following:
  The stocks of small- and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.
  The stocks of small- and mid-size companies may be less marketable than the stocks of larger companies.
  Small- and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.
Quantitative strategy risk — Because a portion of the Series’ portfolio is selected using a quantitative investment approach based largely on the Advisor’s review of historical information, the Series is subject to additional risks. There is no guarantee that an investment approach based on historical information will produce the desired results in the future. If market dynamics change, the effectiveness of this investment approach may be limited. Further, the Advisor’s judgments regarding the investment criteria underlying the quantitative investment approach may prove to be incorrect.

Options and futures risk — The Series is subject to the following risks due to its ability to invest in options and futures:
  Options and futures, like all derivatives, can be extremely sensitive to changes in the market value of the underlying investment, and changes in the value of an option or futures contract may not correlate perfectly with the underlying investment.
  The Series may not be able to receive amounts payable to it under its options and futures contracts as quickly as it may be able to sell or otherwise obtain payments from other investments, so the Series’ investments in such contracts may not be as liquid as the Series’ other investments.
Commodities risk — The values of commodity futures contracts are based upon the price movements of physical commodities (such as energy, minerals, or agricultural products), which may be affected by factors such as natural disasters, weather, and U.S. and international economic, political and regulatory developments, The Advisor’s judgments about trends in the prices of commodities may prove to be incorrect, which could cause the Series to sustain losses.

Sector focus risk — Because the Series’ investments may, from time to time, be more heavily invested in a particular sector or sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Series’ share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors.

Liquidity risk — The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series’ management or performance.

Large redemption risk — Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series’ shares. Redemptions by these institutions or individuals in the Series may impact the Series’ liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series’ portfolio turnover rate and transaction costs to rise, which may negatively affect the Series’ performance and increase the likelihood of capital gain distributions for remaining shareholders.

The risks above could contribute to a decline in the value of the Series’ investments and, consequently, the share price of the Series.
Summary of Past Performance
The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The Series’ Class I shares commenced operations on March 28, 2008. Therefore, performance and average annual total returns for the periods prior to that date reflect the performance and average annual total returns of the Series’ Class S shares. Because Class I shares of the Series invest in the same portfolio of securities, returns for the Class I shares will be substantially similar to those of the Class S shares. Performance will be different only to the extent that the Class S shares have higher expenses. The Class S shares are not offered in this prospectus. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Series’ shares for different periods compare to those of a broad-based securities index and a 30/10/60 Blended Index, 30% of which is the Russell 3000® Index, 10% of which is the MSCI ACWI ex USA Index, and 60% of which is the Barclays U.S. Aggregate Bond Index. The 30/10/60 Blended Index is provided because it better reflects the asset allocation of the Series as compared with the broad-based index. Because the Series’ asset allocation will vary over time, the composition of the Series’ portfolio may not match the composition of the comparative indices’ portfolios. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information of the Series is available at www.manning-napier.com.
CALENDAR YEARS ENDED DECEMBER 31

Quarterly Returns Highest (quarter ended 9/30/2009): 10.01% Lowest (quarter ended 12/31/2008): (11.73)% Year-to-date performance (before taxes) through 06/30/14: 6.22%
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2013
Average Annual Total Returns Class I Shares Pro-Blend(R) Moderate Term Series	1 Year	5 Years	10 Years	Since Inception	Inception Date
CLASS S	12.48%	10.73%	6.85%	7.34%	Sep. 15, 1993
CLASS S Return After Taxes on Distributions	10.29%	9.54%	5.65%	5.58%	Sep. 15, 1993
CLASS S Return After Taxes on Distributions and Sale of Series Shares	8.10%	8.39%	5.33%	5.35%	Sep. 15, 1993
Barclays U.S. Aggregate Bond Index (reflect no deduction for fees, expenses, or taxes)	(2.03%)	4.44%	4.55%	5.67%	Sep. 30, 1993
30/10/60 Blended Index (reflect no deduction for fees, expenses, or taxes)	9.46%	9.80%	6.20%	7.15%	Sep. 30, 1993

Performance numbers for the Series are calculated from September 15, 1993, the inception date of the Class S shares of the Series. Performance numbers for the Indices are calculated from September 30, 1993. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.